Stockholders' Deficit - Schedule of Warrant Activities (Details) - Warrant [Member] - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2024	Sep. 30, 2024	Sep. 30, 2023
Schedule of Warrant Activities [Line Items]
Number of Options, Outstanding	1,177,160	837,625	837,625
Weighted Average Exercise Price, Outstanding Balance	$ 66.1	$ 92	$ 92
Number of Options, Issued	2,851,423	339,535
Weighted Average Exercise Price, Issued	$ 4.83	$ 2.21
Number of Options, Outstanding Balance	4,028,583	1,177,160	837,625
Weighted Average Exercise Price, Outstanding Balance	$ 22.73	$ 66.1	$ 92